1604(b)(5) De-SPAC, Material Financing Transactions	Jun. 22, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Financing Transactions, Dilutive Impact [Text Block]

Upon consummation of the Business Combination, the post-Closing share ownership of Pubco under (1) the No Additional Redemptions Scenario, (2) the 25% Redemptions Scenario, (3) the 50% Redemptions Scenario, (4) the 75% Redemptions Scenario and (5) the Maximum Redemptions Scenario, excluding the dilutive effect of Pubco SPAC Warrants, Pubco Forge Nano Warrants, Pubco Ascent Warrants, Pubco Options, PIPE Warrants, Reset PIPE Warrants, Additional PIPE Warrants and Earn-Out Shares, would be as follows:

	Voting Interests in Pubco
	No Additional		25%		50%		75%		Maximum
	Redemptions(1)		Redemptions(2)		Redemptions(3)		Redemptions(4)		Redemptions(5)
	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
ATII Public Shareholders	23,000,000	15.3%	17,250,000	11.9%	11,500,000	8.3%	5,750,000	4.3%	—	0.0%
Initial Shareholders(6)	3,590,000	2.4%	3,590,000	2.5%	3,590,000	2.6%	3,590,000	2.7%	3,590,000	2.8%
Forge Nano Stockholders(7)	108,612,422	72.3%	108,612,422	75.1%	108,612,422	78.2%	108,612,422	81.6%	108,612,422	85.3%
PIPE Investors (8)	15,100,000	10.0%	15,100,000	10.5%	15,100,000	10.9%	15,100,000	11.4%	15,100,000	11.9%
Total	150,302,422	100.0%	144,552,422	100.0%	138,802,422	100.0%	133,052,422	100.0%	127,302,422	100.0%
(1)	Assumes that no ATII Public Shareholders exercise redemption rights with respect to their redeemable ATII Public Shares in exchange for a pro rata share of the funds in the Trust Account.
(2)	Assumes that 25% of maximum redeemable ATII Public Shares, or 5,750,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $60.5 million from the funds in the Trust Account based on the Assumed Redemption Price.
(3)	Assumes that 50% of maximum redeemable ATII Public Shares, or 11,500,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $121.0 million from the funds in the Trust Account based on the Assumed Redemption Price.
(4)	Assumes that 75% of maximum redeemable ATII Public Shares, or 17,250,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $181.5 million from the funds in the Trust Account based on the Assumed Redemption Price.
(5)	Assumes that 100% of maximum redeemable ATII Public Shares, or 23,000,000 ATII Public Shares, will be redeemed by ATII Public Shareholders for an aggregate payment of approximately $242.0 million from the funds in the Trust Account based on the Assumed Redemption Price.
(6)	Consists of (i) the 2,750,000 shares of Pubco Common Stock issued to the Sponsor and the Initial Shareholders in exchange for 2,750,000 Founder Shares (assuming that 3,000,000 shares of Pubco Common Stock issued in exchange for 3,000,000 Founder Shares are transferred by the Sponsor to the PIPE Investor upon the Closing pursuant to the Purchaser Support Agreement, and that the Sponsor retains the remaining 300,000 Founder Shares subject to transfer under the Purchaser Support Agreement), (ii) the 530,000 ATII Private Shares held by the Sponsor and (iii) the 310,000 ATII Private Shares held by BTIG.
(7)	Consists of (i) the 108,612,422 shares of Pubco Common Stock issuable in respect of 3,773,525 shares of Forge Nano Common Stock (including shares of Forge Nano Common Stock issued upon conversion of Forge Nano Preferred Stock immediately prior to the First Effective Time (including all outstanding shares of Forge Nano Series D Preferred Stock issued following December 31, 2025)) based on the Exchange Ratio. The Exchange Ratio is based the Forge Nano Common Stock, Forge Nano Preferred Stock and Forge Nano Common Stock underlying the Forge Nano Convertible Securities, in each case, outstanding as of , 2026, and does not reflect any issuances of Forge Nano Common Stock, Forge Nano Preferred Stock or Forge Nano Convertible Securities after such date.
(8)	Consists of (i) the 10,000,000 PIPE Subscribed Shares acquired by the PIPE Investor pursuant to the PIPE Subscription Agreement at a subscription price of $10.00 per share, (ii) the 3,000,000 Founder Shares transferred by the Sponsor to the PIPE Investor in connection with the PIPE Financing for no additional cash consideration pursuant to the Purchaser Support Agreement, and (iii) the 2,100,000 Additional PIPE Subscribed Shares to be acquired by the Additional PIPE Investors pursuant to the Additional PIPE Subscription Agreements at a subscription price of $10.00 per share. After giving effect to the transfer of the 3,000,000 Founder Shares from the Sponsor, the PIPE Investor’s effective purchase price for shares of Pubco Common Stock received in connection with the PIPE Financing is approximately $7.69 per share, which is lower than the approximately $10.52 per share that ATII Public Shareholders would otherwise receive based on the Assumed Redemption Price

The following table illustrates varying ownership levels of Pubco immediately following the Business Combination on a fully diluted basis(1):

	Voting Interests in Pubco
	No		25%		50%		75%		Maximum
	Redemption		Redemptions		Redemptions		Redemptions		Redemptions
	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
ATII Public Shareholders(2)	34,500,000	11.8%	28,750,000	10.0%	23,000,000	8.2%	17,250,000	6.2%	11,500,000	4.2%
Initial Shareholders(3)	4,010,000	1.4%	4,010,000	1.4%	4,010,000	1.4%	4,010,000	1.5%	4,010,000	1.5%
Forge Nano Stockholders(4)	210,000,000	71.5%	210,000,000	73.0%	210,000,000	74.4%	210,000,000	76.0%	210,000,000	77.6%
PIPE Investor(5)	45,100,000	15.3%	45,100,000	15.6%	45,100,000	16.0%	45,100,000	16.3%	45,100,000	16.7%
Total	293,610,000	100.0%	287,860,000	100.0%	282,110,000	100.0%	276,360,000	100.0%	270,610,000	100.0%
(1)	This table makes the same assumptions as in the preceding ownership table, except that this table reflects certain dilutive issuances as described in the following footnotes. This table excludes any ATII Ordinary Shares issuable upon exercise of the Pubco Options.
(2)	Includes the 11,500,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants issued in exchange for the ATII Public Warrants.
(3)	Includes the 420,000 shares of Pubco Common Stock underlying the Pubco SPAC Warrants issued in exchange for the ATII Private Warrants.
(4)	Includes (i) the 9,012,656 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants, consisting of (a) the 1,883,617 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 65,430 shares of Forge Nano Common Stock issuable upon exercise of Forge Nano OIC Penny Warrants at an exercise price of $0.01 per share, based on the Exchange Ratio, (b) the 6,779,776 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 235,550 shares of Forge Nano Common Stock issuable upon exercise of Forge Nano OIC Warrants at an exercise price of $76.4167 per share as of immediately prior to the First Effective Time, based on the Exchange Ratio, (c) the 89,169 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 3,098 shares of Forge Nano Common Stock underlying the Forge Nano SVB Warrants at an exercise price of $15.88 per share as of immediately prior to the First Effective Time, based on the Exchange Ratio, and (d) the 260,455 shares of Pubco Common Stock underlying the Pubco Forge Nano Warrants issued in exchange for the 9,049 shares of Forge Nano Common Stock underlying the Forge Nano SEP Warrants at an exercise price of $15.80 per share as of immediately prior to the First Effective Time, based on the Exchange Ratio, (ii) the 2,374,922 shares of Pubco Common Stock underlying the Pubco Ascent Warrants issued in exchange for the 82,512 shares of Forge Nano Common underlying the Forge Nano Ascent Options, at an exercise price of $ per share as of immediately prior to the First Effective Time expiring on December 31, 2028, subject to extension to December 31, 2029 at the holder’s election, in which case the exercise price per share applicable to any exercise occurring between January 1, 2029 and December 31, 2029 will increase by 25%, from $ to $ per share, based on the Exchange Ratio and (iii) the 90,000,000 Earn-Out Shares to be distributed to the Forge Nano Stockholders who receive Closing Payment Shares and the holders of Forge Nano Convertible Securities upon achievement of certain milestones during the Earn-Out Period pursuant to the Merger Agreement.
(5)	Includes (i) the 15,000,000 shares of Pubco Common Stock underlying the PIPE Warrants, with an exercise price of $10.00 per share (subject to adjustments as described in this proxy statement/prospectus), (ii) the 5,000,000 shares of Pubco Common Stock underlying the Additional Warrants, with an exercise price of $10.00 per share (subject to adjustments as described in this proxy statement/prospectus) and (iii) the 10,000,000 shares of Pubco Common Stock underlying the Reset Warrants, with an initial exercise price equal to the PIPE Reset Price (subject to adjustments as described in this proxy statement/prospectus).

The table above excludes the dilutive impact of shares of Pubco Common Stock that will be available for issuance under Pubco’s incentive award plan immediately following completion of the Business Combination. Pubco Shareholders will experience additional dilution to the extent Pubco issues additional shares of Pubco Common Stock after the Closing.

In addition to the changes in percentage ownership depicted above, variation in the levels of redemptions will impact the dilutive effect of certain equity issuances related to the Business Combination, which would not otherwise be present in an underwritten public offering. Increasing levels of redemptions by holders of ATII Public Shares will increase the dilutive effect of these issuances on non-redeeming holders of the ATII Public Shares.

The securities to be issued to the Sponsor, the Initial Shareholders, the Insiders, the Forge Nano Stockholders and the PIPE Investor may result in a material dilution of the equity interests of non-redeeming ATII Public Shareholders.